Document and Entity Information	Jul. 08, 2020
Cover [Abstract]
Entity Registrant Name	CHOICE HOTELS INTERNATIONAL INC /DE
Entity Address, State or Province	MD
Amendment Flag	false
Entity Central Index Key	0001046311
Document Type	8-K
Document Period End Date	Jul. 08, 2020
Entity File Number	001-13393
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-1209792
Entity Address, Address Line One	1 Choice Hotels Circle
Entity Address, City or Town	Rockville
Entity Address, Address Line Two	Suite 400
Entity Address, Postal Zip Code	20850
City Area Code	(301)
Local Phone Number	592-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CHH
Security Exchange Name	NYSE